Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(Each a “Portfolio,” and collectively the “Portfolios”)

Supplement dated December 30, 2013 to the Prospectus dated February 28, 2013, as supplemented and amended to date

Effective immediately, Kara Murphy will serve as lead portfolio manager and Timothy Pettee and Timothy Campion will serve as the co-portfolio managers of the Portfolios. Accordingly, on pages 12 and 23 of the Prospectus, the heading “Portfolio Manager,” is hereby deleted and replaced with “Portfolio Managers” and the portfolio management disclosure with respect to each Portfolio is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Kara Murphy	2012	Lead Portfolio Manager, Senior Vice President and Chief Investment Officer at SunAmerica
Timothy Pettee	2008	Co-Portfolio Manager, Senior Vice President and Chief Investment Strategist at SunAmerica
Timothy Campion	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica

In addition, under the heading “Portfolio Management – Portfolio Managers” on page 50 of the Prospectus, the portfolio management disclosure is hereby deleted in its entirety and replaced with the following:

Kara Murphy, CFA Senior Vice President Chief Investment Officer Lead Portfolio Manager	Ms. Murphy joined SunAmerica in 2006, and is Chief Investment Officer and Senior Portfolio Manager. At SunAmerica, she also has served as an equity analyst and Director of Research. Her investment experience dates from 2000.

Timothy Pettee Senior Vice President Chief Investment Strategist Co-Portfolio Manager	Mr. Pettee joined SunAmerica in 2003. He is Chief Investment Strategist and Lead Portfolio Manager for a number of SunAmerica products. Prior to joining SunAmerica, he was Executive Vice President and Global Director of Research for Schroder Investment Management. His investment experience dates from 1980.

Timothy Campion Senior Vice President Co-Portfolio Manager	Mr. Campion joined SunAmerica in February 2012, and is Senior Portfolio Manager. Prior to joining SunAmerica, he held investment-related positions at PineBridge Investments LLC and AIG Investments where he was part of the asset allocation team. His investment experience dates from 1996.

Additional information about the Portfolio Managers’ compensation, other accounts under management, and ownership of the Portfolios’ shares is contained in the Statement of Additional Information.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_S5118AAS_2-13

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(Each a “Portfolio,” and collectively the “Portfolios”)

Supplement dated December 30, 2013

to the Statement of Additional Information (“SAI”) dated February 28, 2013,

as supplemented and amended to date

Effective immediately, Kara Murphy will serve as lead portfolio manager and Timothy Pettee and Timothy Campion will serve as the co-portfolio managers of the Portfolios. Accordingly, under the heading “Information about the Portfolio Managers—Other Accounts Managed by the Portfolio Managers” on page 23 of the SAI, the information pertaining to the Portfolios is hereby deleted and replaced with the following:

	Number of Other Accounts Managed And Total Assets (in millions) by Account			Number of Accounts And Total Assets (in millions) for Which Advisory Fee Is Performance Based
Portfolio	RIC	OPI	OA	RIC	OPI	OA
Kara Murphy-Focused Balanced Strategy	7 $443.62	– –	– –	– –	– –	– –
Kara Murphy-Focused Multi-Asset Strategy	7 $270.38	– –	– –	– –	– –	– –
Timothy Pettee-Focused Balanced Strategy	9 $76,249.5	– –	– –	– –	– –	– –
Timothy Pettee-Focused Multi-Asset Strategy	9 $75,910.3	– –	– –	– –	– –	– –
Timothy Campion-Focused Balanced Strategy	3 $402.6	– –	– –	– –	– –	– –
Timothy Campion-Focused Multi-Asset Strategy	3 $229.36	– –	– –	– –	– –	– –

Additionally, under the heading “Information about the Portfolio Managers—Portfolio Manager Ownership of Portfolio Shares,” on page 23 of the SAI, the information pertaining to the Portfolios is hereby deleted and replaced with the following:

Name of Adviser	Name of Portfolio Managers	Dollar Range of Equity Securities in the Focused Balanced Strategy Portfolio beneficially owned by the named Portfolio Manager	Dollar Range of Equity Securities in the Focused Multi-Asset Strategy Portfolio beneficially owned by the named Portfolio Manager
SunAmerica	Kara Murphy	$0	$0
SunAmerica	Timothy Pettee	$0	$0
SunAmerica	Timothy Campion	$0	$0

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_S5118AAS_2-13